RISK MANAGEMENT POLICIES - Exposure to the Group's exchange risk by currency type (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Exchange rate risk
Assets	$ 7,177,048,816	$ 5,404,819,804
Liabilities	6,448,924,225	4,559,215,327
Exchange rate risk
Exchange rate risk
Assets	1,985,870,085	1,255,530,035
Liabilities	2,225,732,835	1,232,672,821
Derivatives		173,162
Net position	(239,862,750)	23,030,376
Exchange rate risk | US Dollar
Exchange rate risk
Assets	1,961,942,927	1,242,787,818
Liabilities	2,207,023,805	1,221,708,872
Derivatives		173,162
Net position	(245,080,878)	21,252,108
Exchange rate risk | Euro
Exchange rate risk
Assets	15,611,655	8,641,558
Liabilities	18,567,005	10,864,766
Net position	(2,955,350)	(2,223,208)
Exchange rate risk | Other
Exchange rate risk
Assets	8,315,503	4,100,659
Liabilities	142,025	99,183
Net position	$ 8,173,478	$ 4,001,476